STOCK-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2005 2005 Equity Incentive Plan [Member]	Dec. 31, 2008 2008 Employees and Directors Commitment Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance				1,500,000	1,500,000
Options available for future grants	2,423,989
Stock Option Activity, Number
Outstanding, Beginning Balance	210,000
Granted
Exercised	(5,000)
Forfeited/Expired	(55,000)
Outstanding, Ending Balance	150,000	210,000
Stock Option Activity, Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 1.05
Granted	$ 0.00
Exercised	$ 1.05
Forfeited/Expired	$ 1.05
Outstanding, Ending Balance	$ 1.05	$ 1.05
Stock Option Activity, Additional Disclosures
Weighted Average Remaining Contractual Term	3 years 3 months 29 days	4 years 3 months 29 days
Intrinsic Value, Beginning Balance
Intrinsic Value, Ending Balance
Unrecognized compensation cost related to stock options granted	15	54
Unrecognized compensation cost, recognition period	1 year
Share-based compensation expense	$ 39	$ 63